Pension and Other Postretirement Employee Benefits (OPEB) Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Pension And Other Postretirement Employee Benefits (OPEB) Plans [Abstract]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) PLANS

9.    PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS PLANS

We participate in and have liabilities under the Oncor Retirement Plan and the EFH Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code), and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings.  The interest component of the Cash Balance Formula is variable and is determined using the yield on 30-year Treasury bonds.  Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs. See Note 10 to Financial Statements in our 2014 Form 10-K for additional information regarding our pension plans and the EFH OPEB Plan.

In April 2014, we entered into an agreement with EFH Corp. in which we agreed to transfer to the Oncor OPEB Plan effective July 1, 2014, the assets and liabilities related to our eligible current and future retirees as well as certain eligible retirees of EFH Corp. whose employment included service with both Oncor (or a predecessor regulated electric business) and a non-regulated business of EFH Corp.  Pursuant to the agreement, EFH Corp. will retain its portion of the liability for retiree benefits related to those retirees.  Since the Oncor OPEB Plan offers identical coverages as the EFH OPEB Plan and we and EFH Corp. retain the same responsibility for participants as before, there was no financial impact as a result of the transfer other than from a remeasurement of the Oncor OPEB Plan’s asset values and obligations.  As we are not responsible for EFH Corp.’s portion of the Oncor OPEB Plan’s unfunded liability, that amount is not reported on our balance sheet.

Our net costs related to pension and OPEB plans for the three and six months ended June 30, 2015 and 2014 were comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Components of net allocated pension costs:
Service cost	$6	$6	$12	$12
Interest cost	33	33	66	66
Expected return on assets	(29)	(34)	(58)	(68)
Amortization of net loss	16	10	32	20
Net pension costs	26	15	52	30
Components of net OPEB costs:
Service cost	2	1	4	3
Interest cost	11	11	22	22
Expected return on assets	(3)	(3)	(6)	(6)
Amortization of prior service cost	(5)	(5)	(10)	(10)
Amortization of net loss	8	6	16	12
Net OPEB costs	13	10	26	21
Total net pension and OPEB costs	39	25	78	51
Less amounts deferred principally as property or a regulatory asset	(28)	(16)	(56)	(33)
Net amounts recognized as expense	$11	$9	$22	$18

The discount rates reflected in net pension and OPEB costs in 2015 are 3.95%,  4.19% and 4.23% for the Oncor Retirement Plan, the EFH Retirement Plan and the OPEB plans, respectively.  The expected return on pension and OPEB plan assets reflected in the 2015 cost amounts are 5.25%,  5.38% and 6.65% for the Oncor Retirement Plan, the EFH Retirement Plan and the OPEB plans, respectively.

We made cash contributions to the pension plans and OPEB plans of $2 million and $13 million, respectively, during the six months ended June 30, 2015. We expect to make additional cash contributions to the pension plans and OPEB plans of $49 million and $12 million, respectively, during the remainder of 2015 and approximately $373 million and $147 million, respectively, in the 2015 to 2019 period.

10.    PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) PLANS

Regulatory Recovery of Pension and OPEB Costs

PURA provides for our recovery of pension and OPEB costs applicable to services of our active and retired employees, as well as services of other EFH Corp. active and retired employees prior to the deregulation and disaggregation of EFH Corp.’s electric utility businesses effective January 1, 2002 (recoverable service).  Accordingly, we entered into an agreement with EFH Corp. whereby we assumed responsibility for applicable pension and OPEB costs related to those personnel’s recoverable service.

We are authorized to establish a regulatory asset or liability for the difference between the amounts of pension and OPEB costs approved in current billing rates and the actual amounts that would otherwise have been recorded as charges or credits to earnings related to recoverable service.  Amounts deferred are ultimately subject to regulatory approval.  At December 31, 2014 and 2013, we had recorded regulatory assets totaling $1.166 billion and $786 million, respectively, related to pension and OPEB costs, including amounts related to deferred expenses as well as amounts related to unfunded liabilities that otherwise would be recorded as other comprehensive income.

In a 2012 agreement described below, we assumed primary responsibility for retirement costs related to certain non-recoverable service.  Any retirement costs associated with non-recoverable service is not recoverable through rates.

Pension Plans

We participate in and have liabilities under the Oncor Retirement Plan and the EFH Retirement Plan, both of which are qualified pension plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code), and are subject to the provisions of ERISA.  Employees do not contribute to either plan.  These pension plans provide benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings.  The interest component of the Cash Balance Formula is variable and is determined using the yield on 30-year Treasury bonds.  Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs.

All eligible employees hired after January 1, 2001 participate under the Cash Balance Formula.  Certain employees, who, prior to January 1, 2002, participated under the Traditional Retirement Plan Formula, continue their participation under that formula.  It is the sponsors’ policy to fund the plans on a current basis to the extent required under existing federal tax and ERISA regulations.

In August 2012, EFH Corp. approved certain amendments to the EFH Retirement Plan.  These actions were completed in the fourth quarter of 2012, and the amendments resulted in:

•

the splitting off of assets and liabilities under the plan associated with our employees and all retirees and terminated vested participants of EFH Corp. and its subsidiaries (including discontinued businesses) to a new qualified pension plan that provides benefits identical to those provided under the EFH Retirement Plan, for which we assumed sponsorship from EFH Corp. effective January 1, 2013 (Oncor Retirement Plan);

•	maintaining assets and liabilities under the plan associated with active collective bargaining unit (union) employees of EFH Corp.'s competitive subsidiaries under the current plan;

•

the splitting off of assets and liabilities under the plan associated with all other plan participants (active nonunion employees of EFH Corp.’s competitive businesses) to a terminating plan, freezing benefits and vesting all accrued plan benefits for these participants, and

•	the termination of, distributions of benefits under, and settlement of all of EFH Corp.'s liabilities under the terminating plan.

As a result of these actions and in connection with assuming sponsorship of the Oncor Retirement Plan, we entered into an agreement with EFH Corp. to assume primary responsibility for benefits of certain participants for whom EFH Corp. bore primary funding responsibility (a closed group of retired and terminated vested plan participants not related to our regulated utility business) at December 31, 2012.  As we received a corresponding amount of assets with the assumed liabilities, execution of the agreement did not have a material impact on our reported results of operations or financial condition.  In the fourth quarter of 2012, EFH Corp. made cash contributions totaling $259 million to settle the terminating plan obligations and fully fund its obligations under the Oncor Retirement Plan.

We also have the Supplemental Retirement Plan for certain employees whose retirement benefits cannot be fully earned under the qualified retirement plan, the information for which is included below.

OPEB Plan

Until July 1, 2014, we participated with EFH Corp. and other subsidiaries of EFH Corp. to offer certain health care and life insurance benefits to eligible employees and their eligible dependents upon the retirement of such employees (EFH OPEB Plan).  As discussed below, we ceased participation in the EFH OPEB Plan and established our own OPEB plan for our eligible employees and their dependents (Oncor OPEB Plan).  For employees retiring on or after January 1, 2002, the retiree contributions required for such coverage vary based on a formula depending on the retiree’s age and years of service.

In April 2014, we entered into an agreement with EFH Corp. in which we agreed to transfer to the Oncor OPEB Plan effective July 1, 2014, the assets and liabilities related to our eligible current and future retirees as well as certain eligible retirees of EFH Corp. whose employment included service with both Oncor (or a predecessor regulated electric business) and a non-regulated business of EFH Corp.  Pursuant to the agreement, EFH Corp. will retain its portion of the liability for retiree benefits related to those retirees.  Since the Oncor OPEB Plan offers identical coverages as the EFH OPEB Plan and we and EFH Corp. retain the same responsibility for participants as before, there was no financial impact as a result of the transfer other than from a remeasurement of the Oncor OPEB Plan’s asset values and obligations.  As we are not responsible for EFH Corp.’s portion of the Oncor OPEB Plan’s unfunded liability totaling $101 million as of December 31, 2014, that amount is not reported on our balance sheet.

Pension and OPEB Costs Recognized as Expense

Pension and OPEB amounts provided herein include amounts related only to our portion of the various plans based on actuarial computations and reflect our employee and retiree demographics as described above.  Our net costs related to pension and OPEB plans for the years ended December 31, 2014, 2013 and 2012 were comprised of the following:

	Year Ended December 31,
	2014	2013	2012

Pension costs	$58	$95	$179
OPEB costs	48	37	27
Total benefit costs	106	132	206
Less amounts deferred principally as property or a regulatory asset	(69)	(95)	(169)
Net amounts recognized as expense	$37	$37	$37

We and EFH Corp. use the calculated value method to determine the market-related value of the assets held in the trust for purposes of calculating our pension costs.  We and EFH Corp. include the realized and unrealized gains or losses in the market-related value of assets over a rolling four-year period.  Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value.  Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.

We and EFH Corp. use the fair value method to determine the market-related value of the assets held in the trust for purposes of calculating OPEB cost.

Detailed Information Regarding Pension and OPEB Benefits

The following pension and OPEB information is based on December 31, 2014, 2013 and 2012 measurement dates:

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate (a)	4.74%	4.10%	5.00%	4.98%	4.10%	4.95%
Expected return on plan assets	6.47%	6.14%	7.40%	7.05%	6.70%	6.80%
Rate of compensation increase	3.94%	3.94%	3.81%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$23	$26	$23	$6	$6	$5
Interest cost	132	122	106	44	36	39
Expected return on assets	(136)	(123)	(109)	(12)	(11)	(12)
Amortization of net transition obligation	-	-	-	-	-	1
Amortization of prior service cost (credit)	-	-	-	(20)	(20)	(20)
Amortization of net loss	39	69	78	30	26	14
Settlement charges	-	1	81	-	-	-
Net periodic pension and OPEB costs	$58	$95	$179	$48	$37	$27

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$388	$(139)	$110	$128	$-	$83
Amortization of net loss	(39)	(69)	(78)	(30)	(26)	(14)
Amortization of transition obligation (asset)	-	-	-	-	-	(1)
Amortization of prior service (cost) credit	-	-	-	20	20	20
Settlement charges	-	(1)	(81)	-	-	-
Curtailment	-	-	(5)	-	-	-
Total recognized as regulatory assets or other comprehensive income	349	(209)	(54)	118	(6)	88
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$407	$(114)	$125	$166	$31	$115

_______________

(a)As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.  As a result of the transfer of OPEB plan assets and liabilities from the EFH OPEB Plan to the Oncor OPEB Plan discussed above, the discount rate reflected in OPEB costs for January through June 2014 was 4.98% and for July through December 2014 was 4.39%.

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	3.96%	4.74%	4.10%	4.23%	4.98%	4.10%
Rate of compensation increase	3.29%	3.94%	3.94%	-	-	-

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,857	$3,038	$924	$913
Service cost	23	26	6	6
Interest cost	132	122	44	36
Participant contributions	-	-	15	14
Medicare Part D reimbursement	-	-	-	2
Settlement charges	-	(3)	-	-
Actuarial (gain) loss	515	(183)	128	10
Benefits paid	(148)	(143)	(63)	(57)
Projected benefit obligation at end of year	$3,379	$2,857	$1,054	$924
Accumulated benefit obligation at end of year	$3,260	$2,752	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,271	$2,327	$179	$190
Actual return (loss) on assets	263	80	12	21
Employer contributions	68	9	18	11
Settlement charges	-	(2)	-	-
Participant contributions	-	-	15	14
Benefits paid	(148)	(143)	(63)	(57)
Fair value of assets at end of year	$2,454	$2,271	$161	$179

Funded Status:
Projected benefit obligation at end of year	$(3,379)	$(2,857)	$(1,054)	$(924)
Fair value of assets at end of year	2,454	2,271	161	179
Funded status at end of year	$(925)	$(586)	$(893)	$(745)

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(3)	$-	$-
Other noncurrent liabilities	(921)	(583)	(893)	(745)
Net liability recognized	$(925)	$(586)	$(893)	$(745)
Regulatory assets:
Net loss	$619	$362	$316	$220
Prior service cost (credit)	-	-	(70)	(91)
Net regulatory asset recognized	$619	$362	$246	$129
Accumulated other comprehensive net loss	$126	$33	$2	$1

The following tables provide information regarding the assumed health care cost trend rates.

	Year Ended December 31,
	2014	2013

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	6.50%	7.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021
	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$161	$(129)
Effect on postretirement benefits cost	8	(7)

The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2014	2013

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,379	$2,857
Accumulated benefit obligations	3,260	2,752
Plan assets	2,454	2,271

Pension and OPEB Plans Investment Strategy and Asset Allocations

Our investment objective for the retirement plans is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions.  Equity securities are held to achieve returns in excess of passive indexes by participating in a wide range of investment opportunities.  International equity and real estate securities are used to further diversify the equity portfolio.  International equity securities may include investments in both developed and emerging international markets.  Fixed income securities include primarily corporate bonds from a diversified range of companies, US Treasuries and agency securities and money market instruments.  Our investment strategy for fixed income investments is to maintain a high grade portfolio of securities, which assists us in managing the volatility and magnitude of plan contributions and expense while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.

The retirement plans’ investments are managed in two pools: one associated with the recoverable service portion of plan obligations related to our regulated utility business, and the other associated with plan obligations for the closed group of retired and terminated plan participants not related to our regulated utility business that we assumed from EFH Corp. as discussed above. The recoverable service portion is invested in a broadly diversified portfolio of equity and fixed income securities. The nonrecoverable service portion is invested in fixed income securities intended to fully hedge the obligations, within practical limitations.

The target asset allocation ranges of the pension plans investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Recoverable	Nonrecoverable

US equities	19% - 25%	—
International equities	14% - 20%	—
Fixed income	48% - 65%	100%
Real estate	2% - 7%	—

Our investment objective for the OPEB plan primarily follows the objectives of the pension plans discussed above, while maintaining sufficient cash and short-term investments to pay near-term benefits and expenses.  The actual amounts at December 31, 2014 provided below are consistent with the asset allocation targets.

Fair Value Measurement of Pension Plans Assets

At December 31, 2014 and 2013, pension plans assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2014				At December 31, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$120	$-	$120	$-	$160	$-	$160
Equity securities:
US	233	85	-	318	250	82	-	332
International	281	12	-	293	337	7	-	344
Fixed income securities:
Corporate bonds (a)	-	1,384	-	1,384	-	1,265	-	1,265
US Treasuries	-	143	-	143	-	108	-	108
Other (b)	-	157	-	157	-	55	-	55
Real estate	-	31	8	39	-	-	7	7
Total assets	$514	$1,932	$8	$2,454	$587	$1,677	$7	$2,271

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

There was no significant change in the fair value of Level 3 assets in the periods presented.

Fair Value Measurement of OPEB Plan Assets

At December 31, 2014 and 2013, OPEB plan assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2014				At December 31, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$2	$3	$-	$5	$-	$6	$-	$6
Equity securities:
US	54	4	-	58	53	5	-	58
International	31	-	-	31	35	-	-	35
Fixed income securities:
Corporate bonds (a)	-	31	-	31	-	34	-	34
US Treasuries	-	1	-	1	-	1	-	1
Other (b)	34	1	-	35	43	2	-	45
Total assets	$121	$40	$-	$161	$131	$48	$-	$179

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.

Expected Long-Term Rate of Return on Assets Assumption

The retirement plans’ strategic asset allocation is determined in conjunction with the plans’ advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies.  The modeling incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.50%	401(h) accounts	6.96%
US equity securities	6.80%	Life insurance VEBA	6.45%
Real estate	6.10%	Union VEBA	6.45%
Credit strategies	4.74%	Non-union VEBA	2.90%
Fixed income securities	4.40%	Weighted average	6.65%
Weighted average (a)	5.94%

_____________

(a)The 2015 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 3.95%.

Significant Concentrations of Risk

The plans’ investments are exposed to risks such as interest rate, capital market and credit risks.  We and EFH Corp. seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to participating employers.  While we and EFH Corp. recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so.  There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.

Assumed Discount Rate

For the Oncor retirement plans at December 31, 2014, we selected the assumed discount rate using the Aon Hewitt AA-AAA Bond Universe yield curve, which is based on corporate bond yields and at December 31, 2014 consisted of 1,160 corporate bonds with an average rating of AA and AAA using Moody’s, S&P and Fitch ratings.  For the Oncor OPEB Plan and the EFH Retirement Plan at December 31, 2014, we and EFH Corp., respectively, selected the assumed discount rate using the Aon Hewitt AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2014 consisted of 415 corporate bonds with an average rating of AA using Moody’s, S&P and Fitch ratings.

Amortization in 2015

In 2015, amortization of the net actuarial loss and prior service credit for the defined benefit pension plans from regulatory assets and other comprehensive income into net periodic benefit cost is expected to be $63 million and a  less than $1 million credit, respectively.  Amortization of the net actuarial loss and prior service credit for the OPEB plans from regulatory assets into net periodic benefit cost is expected to be $33 million and a $20 million credit, respectively.

Pension and OPEB Plans Cash Contributions

Our contributions to the benefit plans were as follows:

	Year Ended December 31,
	2014	2013	2012

Pension plans contributions	$68	$9	$93
OPEB plan contributions	18	11	11
Total contributions	$86	$20	$104

Our funding for the pension plans and the Oncor OPEB Plan is expected to total $45 million and $31 million, respectively in 2015 and approximately $407 million and $156 million, respectively, in the 2015 to 2019 period.

Future Benefit Payments

Estimated future benefit payments to beneficiaries are as follows:

	2015	2016	2017	2018	2019	2020-24

Pension plans	$159	$165	$170	$176	$182	$990
OPEB plan	$44	$46	$48	$51	$53	$295

Thrift Plan

Our employees are eligible to participate in a qualified savings plan, a participant-directed defined contribution plan intended to qualify under Section 401(a) of the Code, and is subject to the provisions of ERISA.  Under the plan, employees may contribute, through pre-tax salary deferrals and/or after-tax applicable payroll deductions, a portion of their regular salary or wages as permitted under law.  Employer matching contributions are made in an amount equal to 100% of the first 6% of employee contributions for employees who are covered under the Cash Balance Formula of the Oncor Retirement Plan, and 75% of the first 6% of employee contributions for employees who are covered under the Traditional Retirement Plan Formula of the Oncor Retirement Plan.  Employer matching contributions are made in cash and may be allocated by participants to any of the plan's investment options.

Until January 1, 2015, the thrift plan in which our eligible employees were able to participate was sponsored by EFH Corp. (EFH Thrift Plan).  Our contributions to the EFH Thrift Plan totaled $13 million, $13 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.  Effective January 1, 2015, the accounts of Oncor participants were transferred from the EFH Thrift Plan to an Oncor-sponsored spin-off of the EFH Thrift Plan (Oncor Thrift Plan).  Our matching contributions are the same under the Oncor Thrift Plan as they were under the EFH Thrift Plan at the time of the transfer.  Since the Oncor Thrift Plan offers identical benefits to our employees, transfer to the Oncor Thrift Plan is not expected to have an impact on our results of operations, financial condition or cash flows.